3. Loans, Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Credit risk profile
Total Loans	$ 804,023	$ 759,764	$ 723,811
Excellent Quality
Credit risk profile
Total Loans	7,577	9,979
High Quality
Credit risk profile
Total Loans	204,792	199,289
Good Quality
Credit risk profile
Total Loans	489,142	461,054
Management Attention
Credit risk profile
Total Loans	81,903	62,247
Watch
Credit risk profile
Total Loans	13,824	19,276
Substandard
Credit risk profile
Total Loans	6,785	7,919
Doubtful
Credit risk profile
Total Loans	0	0
Loss
Credit risk profile
Total Loans	0	0
Construction and land development
Credit risk profile
Total Loans	94,178	84,987
Single-family residential
Credit risk profile
Total Loans	252,983	246,703
Single-family residential - Banco de la Gente Non-traditional
Credit risk profile
Total Loans	34,261	37,249
Commercial
Credit risk profile
Total Loans	270,055	248,637
Multifamily and Farmland
Credit risk profile
Total Loans	33,163	28,937
Commercial loans (not secured by real estate)
Credit risk profile
Total Loans	97,465	89,022
Farm loans (not secured by real estate)
Credit risk profile
Total Loans	926	1,204
Consumer loans (not secured by real estate)
Credit risk profile
Total Loans	9,165	9,888
All other loans (not secured by real estate)
Credit risk profile
Total Loans	11,827	13,137
Construction and land development
Credit risk profile
Total Loans	94,178	84,987	61,749
Construction and land development | Excellent Quality
Credit risk profile
Total Loans	504	152
Construction and land development | High Quality
Credit risk profile
Total Loans	24,594	20,593
Construction and land development | Good Quality
Credit risk profile
Total Loans	59,549	53,586
Construction and land development | Management Attention
Credit risk profile
Total Loans	5,707	4,313
Construction and land development | Watch
Credit risk profile
Total Loans	3,669	6,060
Construction and land development | Substandard
Credit risk profile
Total Loans	155	283
Construction and land development | Doubtful
Credit risk profile
Total Loans	0	0
Construction and land development | Loss
Credit risk profile
Total Loans	0	0
Single-family residential
Credit risk profile
Total Loans	252,983	246,703	240,700
Single-family residential | Excellent Quality
Credit risk profile
Total Loans	5,795	8,590
Single-family residential | High Quality
Credit risk profile
Total Loans	128,588	120,331
Single-family residential | Good Quality
Credit risk profile
Total Loans	92,435	89,120
Single-family residential | Management Attention
Credit risk profile
Total Loans	19,200	20,648
Single-family residential | Watch
Credit risk profile
Total Loans	3,761	4,796
Single-family residential | Substandard
Credit risk profile
Total Loans	3,204	3,218
Single-family residential | Doubtful
Credit risk profile
Total Loans	0	0
Single-family residential | Loss
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente Non-traditional
Credit risk profile
Total Loans	34,261	37,249	40,189
Single-family residential - Banco de la Gente Non-traditional | Excellent Quality
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente Non-traditional | High Quality
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente Non-traditional | Good Quality
Credit risk profile
Total Loans	13,776	14,955
Single-family residential - Banco de la Gente Non-traditional | Management Attention
Credit risk profile
Total Loans	15,012	15,113
Single-family residential - Banco de la Gente Non-traditional | Watch
Credit risk profile
Total Loans	2,408	3,357
Single-family residential - Banco de la Gente Non-traditional | Substandard
Credit risk profile
Total Loans	3,065	3,824
Single-family residential - Banco de la Gente Non-traditional | Doubtful
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente Non-traditional | Loss
Credit risk profile
Total Loans	0	0
Commercial
Credit risk profile
Total Loans	270,055	248,637	247,521
Commercial | Excellent Quality
Credit risk profile
Total Loans	0	0
Commercial | High Quality
Credit risk profile
Total Loans	25,321	34,360
Commercial | Good Quality
Credit risk profile
Total Loans	211,541	196,439
Commercial | Management Attention
Credit risk profile
Total Loans	30,333	13,727
Commercial | Watch
Credit risk profile
Total Loans	2,616	3,671
Commercial | Substandard
Credit risk profile
Total Loans	244	440
Commercial | Doubtful
Credit risk profile
Total Loans	0	0
Commercial | Loss
Credit risk profile
Total Loans	0	0
Multifamily and Farmland
Credit risk profile
Total Loans	33,163	28,937	21,047
Multifamily and Farmland | Excellent Quality
Credit risk profile
Total Loans	0	0
Multifamily and Farmland | High Quality
Credit risk profile
Total Loans	395	561
Multifamily and Farmland | Good Quality
Credit risk profile
Total Loans	27,774	25,306
Multifamily and Farmland | Management Attention
Credit risk profile
Total Loans	3,906	1,912
Multifamily and Farmland | Watch
Credit risk profile
Total Loans	1,088	1,146
Multifamily and Farmland | Substandard
Credit risk profile
Total Loans	0	12
Multifamily and Farmland | Doubtful
Credit risk profile
Total Loans	0	0
Multifamily and Farmland | Loss
Credit risk profile
Total Loans	0	0
Commercial loans (not secured by real estate)
Credit risk profile
Total Loans	97,465	89,022	87,596
Commercial loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	605	446
Commercial loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	20,520	17,559
Commercial loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	69,651	65,626
Commercial loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	6,325	5,051
Commercial loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	264	223
Commercial loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	100	117
Commercial loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
Commercial loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate)
Credit risk profile
Total Loans	926	1,204	$ 0
Farm loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	785	1,085
Farm loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	141	119
Farm loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	0	0
Consumer loans (not secured by real estate)
Credit risk profile
Total Loans	9,165	9,888
Consumer loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	673	791
Consumer loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	3,229	3,475
Consumer loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	4,699	5,012
Consumer loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	529	562
Consumer loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	18	23
Consumer loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	17	25
Consumer loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
Consumer loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate)
Credit risk profile
Total Loans	11,827	13,137
All other loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	2,145	2,410
All other loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	8,932	9,925
All other loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	750	802
All other loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	$ 0	$ 0